Offerings - Offering: 1	Dec. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	2.84
Maximum Aggregate Offering Price	$ 1,704,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 235.32
Offering Note	Note 1. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the registrant's Common Stock quoted on The Nasdaq Capital Market on December 09, 2025. Note 2. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.